Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Income Tax Provision	The income tax provision consists of the following for the year ended December 31, 2024:
2024
Federal
Current	$—
Deferred	—
State and Local
Current	—
Deferred	—
Income tax provision/(benefit)	$—

Schedule of Reconciliation of the Statutory Tax Rate

A reconciliation of the statutory tax rate to the Company’s effective tax rate for the year ended December 31, 2024:

2024
Statutory federal income tax rate	21.00%
State and local taxes, net of federal tax benefit	1.30
Warrants and issuance of common stock	(9.94)
Adjustment to deferred tax assets	(7.90)
Other	(1.08)
Change in valuation allowance	(3.38)
Income tax expense	0%

Schedule of Deferred Tax Assets

The Company’s deferred tax assets are as follows at December 31, 2024:

2024
Deferred tax asset:
Net operating loss carryforward	$1,534,755
Capitalized research and development	1,081,840
Equity-based compensation	496,493
Accrued legal fees	453,986
Organizational and start-up costs	379,620
Accrued expenses	33,956
Accrued compensation	75,639
Intangible assets	26,557
Total deferred tax asset before valuation allowance	4,082,846
Less: Valuation allowance	(3,923,277)
Total deferred tax asset after valuation allowance	159,569
Deferred tax liability:
Fixed assets	(159,569)
Net deferred tax asset	$—

Schedule of Uncertain Tax Positions

The following table indicates the changes to the Company’s uncertain tax positions for the year ended December 31, 2024:

2024
Balance, beginning of the year	$—
Additions based on tax positions related to prior years	—
Payments made on tax positions related to prior years	—
Additions based on tax positions related to current year	207,022
Balance, end of year	$207,022